Capital management (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Capital management
Total equity in % of total assets (equity ratio)	41.90%	40.70%
Debt and lease liabilities in % of total assets	38.40%	38.80%